Variable Interest Entities - Changes in Level 3 Assets (Details) - Consolidated investment entities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stocks
Summary of changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	$ 0
Total gains (losses) included in Net income	0
Purchases	0
Sales	0
Settlements	0
Transfers into Level 3	2
Transfers out of Level 3	(2)
Balance, ending	0	$ 0
Changes in unrealized gains (losses) in net income relating to assets held at end of period	0
Syndicated loans
Summary of changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	64	92	$ 0
Total gains (losses) included in Net income	(11)	2
Purchases	69	106	0
Sales	(4)	(38)	(2)
Settlements	(8)	(49)
Transfers into Level 3	218	119	15
Transfers out of Level 3	(203)	(150)	(70)
Deconsolidation of consolidated investment entities		(18)
Consolidation of consolidated investment entities			149
Balance, ending	125	64	92
Changes in unrealized gains (losses) in net income relating to assets held at end of period	(10)	0	0
Other assets
Summary of changes in Level 3 assets measured at fair value on a recurring basis
Balance, beginning	3	2	0
Total gains (losses) included in Net income	0	1
Purchases	0	0	2
Sales	0	0	0
Settlements	0	0
Transfers into Level 3	1	2	0
Transfers out of Level 3	(3)	(2)	0
Deconsolidation of consolidated investment entities		0
Consolidation of consolidated investment entities			0
Balance, ending	1	3	2
Changes in unrealized gains (losses) in net income relating to assets held at end of period	$ 0	$ 1	$ 0